Capital And Financial Risk Management Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liquidity Risk [Line Items]
Financial liabilities	$ 195,441	$ 130,283
Long-term loan
Liquidity Risk [Line Items]
Long-term loan	19,981
Current financial liabilities	1,330	1,330
Subsidiary Notes Payable
Liquidity Risk [Line Items]
Current financial liabilities	26,455	1,455
Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	21,826	19,842
Warrants [Member]
Liquidity Risk [Line Items]
Current financial liabilities	8,206	7,997
Subsidiary Preferred Shares
Liquidity Risk [Line Items]
Current financial liabilities	118,972	100,989
Carrying Amount
Liquidity Risk [Line Items]
Financial liabilities	190,278	130,283
Carrying Amount | Long-term loan
Liquidity Risk [Line Items]
Long-term loan	14,818
Carrying Amount | Subsidiary Notes Payable
Liquidity Risk [Line Items]
Current financial liabilities	26,455	1,455
Carrying Amount | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	21,826	19,842
Carrying Amount | Warrants [Member]
Liquidity Risk [Line Items]
Current financial liabilities	8,206	7,997
Carrying Amount | Subsidiary Preferred Shares
Liquidity Risk [Line Items]
Current financial liabilities	118,972	100,989
Within Three Months
Liquidity Risk [Line Items]
Financial liabilities	150,756	130,283
Within Three Months | Long-term loan
Liquidity Risk [Line Items]
Long-term loan	296
Within Three Months | Subsidiary Notes Payable
Liquidity Risk [Line Items]
Current financial liabilities	1,455	1,455
Within Three Months | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	21,826	19,842
Within Three Months | Warrants [Member]
Liquidity Risk [Line Items]
Current financial liabilities	8,206	7,997
Within Three Months | Subsidiary Preferred Shares
Liquidity Risk [Line Items]
Current financial liabilities	118,972	100,989
Three to Twelve months
Liquidity Risk [Line Items]
Financial liabilities	25,905	0
Three to Twelve months | Long-term loan
Liquidity Risk [Line Items]
Long-term loan	905
Three to Twelve months | Subsidiary Notes Payable
Liquidity Risk [Line Items]
Current financial liabilities	25,000	0
Three to Twelve months | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	0	0
Three to Twelve months | Warrants [Member]
Liquidity Risk [Line Items]
Current financial liabilities	0	0
Three to Twelve months | Subsidiary Preferred Shares
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One year to Five Years
Liquidity Risk [Line Items]
Financial liabilities	18,780	0
One year to Five Years | Long-term loan
Liquidity Risk [Line Items]
Long-term loan	18,780
One year to Five Years | Subsidiary Notes Payable
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One year to Five Years | Trade and other payables
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One year to Five Years | Warrants [Member]
Liquidity Risk [Line Items]
Current financial liabilities	0	0
One year to Five Years | Subsidiary Preferred Shares
Liquidity Risk [Line Items]
Current financial liabilities	$ 0	$ 0